UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
           --------------------------------------------------
Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Chris Kuchanny           Pembroke, Bermuda          8/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $214,664
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPINE TOTAL DYNAMIC DIVID F COM SBI          021060108   10,425  2,500,000 SH       SOLE                 2,500,000
AMERICAN AXLE & MFG HLDGS IN COM              024061103    2,907     64,633 SH       SOLE                    64,633
AU OPTRONICS CORP            SPONSORED ADR    002255107    2,633    654,857 SH       SOLE                   654,857
CENTRAL GOLDTRUST            TR UNIT          153546106    1,957     32,402 SH       SOLE                    32,402
CLEAN HARBORS INC            COM              184496107    3,129     55,464 SH       SOLE                    55,464
COMSTOCK MNG INC             COM              205750102    2,580  1,044,662 SH       SOLE                 1,044,662
CROSSROADS SYS INC           COM NEW          22765D209    2,642    595,000 SH       SOLE                   595,000
EATON VANCE TAX MNGD GBL DV  COM              27829F108   17,430  2,100,000 SH       SOLE                 2,100,000
EATON VANCE TX MGD DIV EQ IN COM              27828N102    3,115    343,412 SH       SOLE                   343,412
FUTUREFUEL CORPORATION       COM              36116M106   54,432  5,179,036 SH       SOLE                 5,179,036
ICICI BK LTD                 ADR              45104G104    4,346    134,097 SH       SOLE                   134,097
ISHARES INC                  MSCI CHILE INVES 464286640    1,393     22,659 SH       SOLE                    22,659
ISHARES INC                  MSCI TAIWAN      464286731      856     70,000 SH       SOLE                    70,000
ISHARES INC                  MSCI ITALY       464286855    2,797    247,300 SH       SOLE                   247,300
ISHARES INC                  MSCI HONG KONG   464286871    7,082    431,847 SH       SOLE                   431,847
IVANHOE MINES LTD            COM              46579N103      211     21,000 SH  PUT  SOLE                    21,000
LAS VEGAS SANDS CORP         COM              517834107   10,151    233,400 SH       SOLE                   233,400
LONGWEI PETROLEUM INV HLDG L COM              543354104      533    420,036 SH       SOLE                   420,036
MAG SILVER CORP              COM              55903Q104    2,410    277,055 SH       SOLE                   277,055
MID-AMER APT CMNTYS INC      COM              59522J103      342      5,009 SH       SOLE                     5,009
MORGAN STANLEY CHINA A SH FD COM              617468103    4,591    238,010 SH       SOLE                   238,010
NEWMARKET CORP               COM              651587107    2,394     11,051 SH       SOLE                    11,051
NIPPON TELEG & TEL CORP      SPONSORED ADR    654624105    3,338    144,258 SH       SOLE                   144,258
QIAO XING MOBILE COMM CO LTD SHS              G73031109      132  1,195,946 SH       SOLE                 1,195,946
RIO TINTO PLC                SPONSORED ADR    767204100   10,030    209,780 SH       SOLE                   209,780
SILICONWARE PRECISION INDS L SPONSD ADR SPL   827084864      458     88,168 SH       SOLE                    88,168
SUPERCONDUCTOR TECHNOLOGIES  COM NEW          867931305    1,415  2,245,445 SH       SOLE                 2,245,445
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100    5,502    394,100 SH       SOLE                   394,100
TATA MTRS LTD                SPONSORED ADR    876568502    3,174    144,527 SH       SOLE                   144,527
UNI PIXEL INC                COM NEW          904572203    3,239    481,971 SH       SOLE                   481,971
UNITED MICROELECTRONICS CORP SPON ADR NEW     910873405   49,020 22,589,700 SH       SOLE                22,589,700
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